Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 54,280	$ 58,866
Cost of sales (Note 15)	(40,038)	(46,145)
Depletion and amortization (Note 8)	(6,709)	(7,388)
Care, maintenance and restructuring costs	(701)	(993)
Corporate general and administrative (Note 16)	(6,651)	(5,355)
Exploration costs	(2,726)	(1,681)
Accretion on decommissioning provision (Note 12)	(185)	(152)
Interest and financing expense	(723)	(2,337)
Foreign exchange gain (loss)	(225)	340
Loss on disposal of assets (Note 8)		(20)
Loss on available-for-sale investment	(11)	(132)
Write-down of equipment (Note 8)	(204)
Loss before income taxes	(3,893)	(4,997)
Income tax recovery (expense) (Note 17)	427	(210)
Net loss	(3,466)	(5,207)
Items that will not be reclassified to net loss
Actuarial gain (loss) on post-employment benefit obligations	(394)	1,607
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	(170)	(1,334)
Change in fair value of available-for-sale securities	(237)	237
Other comprehensive income (loss)	(801)	510
Comprehensive loss	$ (4,267)	$ (4,697)
Loss per share
Basic and diluted	$ (0.09)	$ (0.15)
Weighted average number of common shares outstanding
Basic and diluted (Note 14)	40,194,660	34,526,435